CERTAIN TRANSACTIONS (Details 1)				0 Months Ended		9 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 14, 2011 USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Oct. 26, 2011 Infarmasa [Member]	Oct. 14, 2011 Cephalon [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwoprecentdue 2015 [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwopointfiveprecentdue 2014 [Member] USD ($)	Jul. 14, 2011 Taiyo [Member] USD ($)	Sep. 28, 2011 Curetech [Member] USD ($)	Sep. 26, 2011 Japanese Venture [Member] USD ($)	Jul. 09, 2013 Microdose Therpeutix [Member] USD ($)	Feb. 22, 2014 NuPathe [Member] USD ($)
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1				Jan. 01, 2011	Jan. 01, 2011	Jan. 01, 2011	Oct. 01, 2011			Jul. 01, 2011	Jan. 09, 2011	Sep. 01, 2011	Jul. 08, 2013
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars			$ 6,500,000,000	$ 355,000,000						$ 1,092,000,000		$ 150,000,000	$ 40,000,000	$ 144,000,000
Purchase price in a currency other than US dollars					267,000,000
Portion of purchase price paid in cash														130,000,000
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
Equity Method Investment Additional Investment Option Exercised											19,000,000
Debt Conversion Original Debt Amount 2010								820,000,000	500,000,000
Convertible Debt Aggregate Amount Conversion							2,100,000,000
Assets acquired
Identifiable intangible asset - existing product rights			2,555,000,000
Research and development in-process			1,296,000,000
Goodwill							3,279,000,000
Non-controlling interests	$ 71,000,000	$ 99,000,000
Additional Business Combination Disclosures [Abstract]
Acquired Finite Lived Intangible Assets Weighted Useful Life Max							12